Legacy Class [Member] Shareholder Fees - Legacy Class - MERIDIAN HEDGED EQUITY FUND - Legacy Class	Jun. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)